Financial Instruments (Tables)	9 Months Ended
Aug. 31, 2021
Fair Value Disclosures [Abstract]
Fair value measurements, nonrecurring
	August 31, 2021		November 30, 2020
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,707,844	1,798,842	1,789,188	1,784,646
Promissory notes payable(i)	168,100	168,100	163,758	163,758

Past due financing receivables
	August 31,	November 30,
	2021	2020
	$	$

Accounts receivable	-	66,384
Other receivable	-	500,000
Less allowance for doubtful accounts	-	-
Total trade and other receivables, net	-	566,384

Not past due	-	566,384
Past due for more than 31 days
but no more than 120 days	-	-
Past due for more than 120 days	-	-
Total trade and other receivables, gross	-	566,384

Contractual obligation, fiscal year maturity schedule
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Accounts payable	3,772,774	-	-	-	-	3,772,774
Accrued liabilities	1,863,969	-	-	-	-	1,863,969
Employee costs payable	2,029,247	-	-	-	-	2,029,247
Operating lease liability (Note 6)	42,106	-	-	-	-	42,106
Convertible debentures (Note 5)	1,800,000	-	-	-	-	1,800,000
Promissory notes payable (Note 5)	168,100	-	-	-	-	168,100
Total contractual obligations	9,676,196	-	-	-	-	9,676,196